Other liabilities parenthetical (Details) ₩ in Millions	12 Months Ended
Dec. 31, 2021 KRW (₩)
Other liabilities [Abstract]
Variable lease payments that are not included in the measurement of lease liabilities	₩ 79
Cash outflows from leases	283,470
Interest expense on lease liabilities	₩ 10,873